Income Taxes (Details 4) (CNY) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Income Taxes
The aggregate amount effect	12,020	9,031
Per share effect, basic
Income Taxes
Per share effect - basic and diluted (in RMB per share)	0.12	0.11
Per share effect, diluted
Income Taxes
Per share effect - basic and diluted (in RMB per share)	0.11	0.10